Revenue, government financing for research expenditures and sales - Disclosure of government financing for research expenditures (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit	€ 4,854	€ 4,270
Grant	0	49
Government financing for research expenditures	4,854	€ 4,319
Gross carrying amount
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit	5,000
Accumulated impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit	€ 200